Summary of Significant Accounting Policies (Details 7) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 04, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 20, 2015
Employee stock-based awards
Total shares authorized for grant		43,253,839
Remaining number of shares available for grant		4,581,754
Summary of option activity
Adjustment associated with special dividends (in shares)	15,750,000
Share-Based Compensation, aggregate disclosures
Employee stock-based awards, unrecognized compensation costs on nonvested awards		$ 35,467
Employee stock-based awards, unrecognized compensation costs on nonvested awards, weighted average period of recognition		1 year 10 months 24 days
Stock Options
Employee stock-based awards
Weighted average fair value of options granted (in dollars per share)		$ 5.70	$ 7.69	$ 7.00
Weighted average assumptions used for grants
Expected volatility (as a percent)		34.00%	33.80%	33.80%
Risk-free interest rate (as a percent)		2.04%	1.13%	1.24%
Expected dividend yield (as a percent)		4.00%	3.00%	3.00%
Expected life of the option		6 years 8 months 12 days	6 years 3 months 18 days	6 years 3 months 18 days
Summary of option activity
Options outstanding balance, beginning of period (in shares)		5,145,739
Options granted (in shares)		576,174
Adjustment associated with special dividends (in shares)		360,814
Options exercised (in shares)		(2,223,012)
Options forfeited (in shares)		(180,335)
Options expired (in shares)		(1,134)
Options outstanding balance, end of period (in shares)		3,678,246	5,145,739
Options exercisable balance (in shares)		2,643,384
Options expected to vest (in shares)		986,850
Weighted Average Exercise Price
Weighted average exercise price, options outstanding balance beginning of period (in dollars per share)		$ 24.09
Weighted average exercise price, options granted (in dollars per share)		$ 31.00
Weighted average exercise price, options exercised (in dollars per share)		$ 23.15
Weighted average exercise price, options forfeited (in dollars per share)		$ 24.13
Weighted average exercise price, options expired (in dollars per share)		$ 30.13
Weighted average exercise price, options outstanding balance end of period (in dollars per share)		$ 23.37	$ 24.09
Weighted average exercise price, options exercisable (in dollars per share)		$ 21.97
Weighted average exercise price, options expected to vest (in dollars per share)		$ 26.90
Weighted average remaining contractual term
Weighted average remaining contractual term, options outstanding		5 years 2 months 1 day
Weighted average remaining contractual term, options exercisable		4 years 29 days
Weighted average remaining contractual term, options expected to vest		7 years 11 months 9 days
Aggregate intrinsic value
Aggregate intrinsic value, options outstanding		56,248
Aggregate intrinsic value, options exercisable		44,116
Aggregate intrinsic value, options expected to vest		11,603
Aggregate intrinsic value of stock options exercised
Aggregate intrinsic value of stock options exercised		23,178	11,024	15,859
Stock Options | Non-Employee Directors
Employee stock-based awards
Award vesting period		1 year
Majority of stock options
Employee stock-based awards
Award vesting period		5 years
Contractual term of awards		10 years
Ten Year Vesting Options
Employee stock-based awards
Award vesting period		10 years
Contractual term of awards		12 years
Certain options as a percentage of total outstanding options		8.00%
Three Year Vesting Options
Employee stock-based awards
Award vesting period		3 years
Contractual term of awards		10 years
Certain options as a percentage of total outstanding options		34.30%
Employee Stock Purchase Plan
Employee stock-based awards
Remaining number of shares available for grant		960,638
Employee Stock Purchase Plan
Employee stock purchase plan, number of offering periods		2
Employee stock purchase plan, duration of offering periods		6 months
Employee stock purchase plan, maximum employee subscription rate percent		15.00%
Percentage of market price for the purchase of shares		95.00%
Employee stock purchase plan, shares issued in period		115,046	144,432	151,285
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Non-vested at the beginning of the period (in shares)		1,435,230
Granted (in shares)		902,702
Vested (in shares)		(721,533)
Forfeited (in shares)		(210,830)
Non-vested at the end of the period (in shares)		1,405,569
Weighted average grant date fair value
Weighted average grant date fair value, non-vested, beginning of period (in dollars per share)		$ 29.76
Weighted average grant date fair value, granted (in dollars per share)		$ 29.73
Weighted average grant date fair value, vested (in dollars per share)		$ 31.24
Weighted average grant date fair value, forfeited (in dollars per share)		$ 31.14
Weighted average grant date fair value, non-vested, end of period (in dollars per share)		$ 28.78
Restricted Stock and Restricted Stock Units | Minimum
Employee stock-based awards
Award vesting period		3 years
Restricted Stock and Restricted Stock Units | Maximum
Employee stock-based awards
Award vesting period		5 years
Performance units
Employee stock-based awards
Award vesting period		3 years
Dividends accrued
Accrued cash dividends		1,341	681	369
Cash dividends paid		312	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Non-vested at the beginning of the period (in shares)		310,816
Granted (in shares)		175,653
Vested (in shares)		(77,490)
Forfeited (in shares)		(29,922)
Non-vested at the end of the period (in shares)		379,057	310,816
Weighted average grant date fair value
Weighted average grant date fair value, non-vested, beginning of period (in dollars per share)		$ 33.18
Weighted average grant date fair value, granted (in dollars per share)		$ 26.82
Weighted average grant date fair value, vested (in dollars per share)		$ 31.85
Weighted average grant date fair value, forfeited (in dollars per share)		$ 29.44
Weighted average grant date fair value, non-vested, end of period (in dollars per share)		$ 30.80	$ 33.18
Total fair value of shares or units vested		1,216	2,962	4,285
Performance units disclosure
Period of anniversary from the date of grant		1 year
Qualifying age for grant of performance units		55 years
Qualifying service period		10 years
Percentage of achievement of the predefined revenue, revenue growth and ROIC targets		60.00%
Performance units | Revenue or revenue growth and return on invested capital | PUs granted prior to 2014
Performance units disclosure
Performance period		1 year
Performance units | Revenue or revenue growth and return on invested capital | PUs granted in 2014
Performance units disclosure
Performance period		3 years
Performance units | Market condition associated with shareholder return of common stock
Performance units disclosure
Performance period		3 years
Performance units | Minimum | Revenue or revenue growth and return on invested capital | PUs granted prior to 2014
Performance units disclosure
Percentage payout rate		0.00%
Performance units | Minimum | Revenue or revenue growth and return on invested capital | PUs granted in 2014
Performance units disclosure
Percentage payout rate		0.00%
Performance units | Minimum | Market condition associated with shareholder return of common stock
Performance units disclosure
Percentage payout rate		0.00%
Performance units | Maximum | Revenue or revenue growth and return on invested capital | PUs granted prior to 2014
Performance units disclosure
Percentage payout rate		150.00%
Performance units | Maximum | Revenue or revenue growth and return on invested capital | PUs granted in 2014
Performance units disclosure
Percentage payout rate		200.00%
Performance units | Maximum | Market condition associated with shareholder return of common stock
Performance units disclosure
Percentage payout rate		200.00%
Original PU Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Non-vested at the beginning of the period (in shares)		334,548
Granted (in shares)		225,429	198,869	221,781
Vested (in shares)		(68,389)
Forfeited (in shares)		(29,922)
Non-vested at the end of the period (in shares)		461,666	334,548
PUs Adjustment
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Non-vested at the beginning of the period (in shares)		(23,732)
Granted (in shares)		(49,776)
Vested (in shares)		(9,101)
Non-vested at the end of the period (in shares)		(82,609)
Restricted Stock Units
Dividends accrued
Accrued cash dividends		3,698	1,854	1,378
Weighted average grant date fair value
Total fair value of shares or units vested		22,535	16,638	8,296
Restricted Stock Plan
Dividends accrued
Cash dividends paid		1,377	820	58
Weighted average grant date fair value
Total fair value of shares or units vested		$ 1	$ 1	$ 1
Subsequent event | 2014 Plan
Employee stock-based awards
Total shares authorized for grant					7,750,000